Cover	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	BOEING CO
Entity File Number	1-442
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-0425694
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	414-6338
Title of 12(b) Security	Common Stock, $5.00 Par Value
Trading Symbol	BA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000012927
Entity Addresses [Line Items]
Entity Address, Address Line One	929 Long Bridge Drive
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
Former Address
Cover [Abstract]
Entity Address, Address Line One	100 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596
Entity Addresses [Line Items]
Entity Address, Address Line One	100 N. Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-1596